Shareholder's Equity - Progression of the components of accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	$ 700
Other comprehensive income (loss), net of tax	370	$ 669	$ (436)
Stockholders' equity, including portion attributable to noncontrolling interest	3,995	3,481	2,539		$ 2,808
AOCI ending balance	1,070	700
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, Pretax	834	828	(561)
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, tax	(175)	(174)	118
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, net of tax	659	654	(443)
Reclassification from accumulated other comprehensive income, pretax	(396)	(16)	6
Reclassification from accumulated other comprehensive income, tax	83	3	(1)
Reclassification from accumulated other comprehensive income, net of tax	(313)	(13)	5
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax	438	812	(555)
Other comprehensive income (loss), tax	(92)	(171)	117
Other comprehensive income (loss), net of tax	346	641	(438)
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	683	42	570
Stockholders' equity, including portion attributable to noncontrolling interest				$ (90)
AOCI ending balance	1,029	683	42
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax	30	36	2
Other comprehensive income (loss), tax	(6)	(8)	0
Other comprehensive income (loss), net of tax	24	28	2
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	17	(11)	(13)
Stockholders' equity, including portion attributable to noncontrolling interest				0
AOCI ending balance	41	17	(11)
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax	468	848	(553)
Other comprehensive income (loss), tax	(98)	(179)	117
Other comprehensive income (loss), net of tax	370	669	(436)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	700	31	557
Other comprehensive income (loss), net of tax	370	669	(436)
Stockholders' equity, including portion attributable to noncontrolling interest	1,070	700	31	$ (90)	$ 557
AOCI ending balance	$ 1,070	$ 700	$ 31